Risk management (Details) - Schedule of currency risk € in Thousands, zł in Thousands, R in Thousands, MT in Thousands, $ in Thousands, $ in Thousands	Feb. 28, 2021 ZAR (R)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 MZN (MT)	Feb. 28, 2021 PLN (zł)	Feb. 28, 2021 SGD ($)	Feb. 29, 2020 ZAR (R)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Feb. 29, 2020 MZN (MT)	Feb. 29, 2020 PLN (zł)	Feb. 29, 2020 SGD ($)
Schedule of currency risk [Abstract]
Trade and other receivables	R 160,277	$ 38,421	€ 1,244			$ 760	R 114	$ 95
Loan from intercompany		120,133	81,045
Loan to intercompany	(3,095)	(120,005)	(426)			(7,972)
Cash and cash equivalents	(21)	5,724	104			77
Trade and other payables	(5)	(27,242)	(3,939)	(15)		(26,021)	81,461	81,341	1,241	(7,924)	(192)	(717)
Total	R 157,156	$ 17,031	€ 78,028	MT (15)		$ (33,156)	R 81,575	$ 81,436	€ 1,241	MT (7,924)	zł (192)	$ (717)